OPERATING LEASE - Minimum lease payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 102,057			¥ 34,236
2020	51,969			8,668
2021	30,392			334
2022	26,913			334
2023	23,203			334
Thereafter	110,980			712
Total operating lease payments	345,514			44,618
Less: imputed interest			¥ (1,101)	(1,651)
Total lease liabilities			¥ 34,707	¥ 42,967
Operating leases
Operating Leases, Rent Expense	¥ 201,800	¥ 137,200